Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Deferred tax assets:
- Depreciation of property and equipment	$ 11,834	$ 92,438	$ 85,519	$ 63,921
- Net operating loss carry forwards	18,583	145,144		286,750
Total deferred tax assets	30,417	237,582	85,519	350,671
Less: valuation allowance				(84,710)
Deferred tax assets, net	30,417	237,582	85,519	265,961
Deferred tax liabilities:
- Amortization of capitalized development costs	(323,975)	(2,530,537)	(2,238,187)	(2,267,648)
Deferred tax liabilities, net	$ (293,558)	$ (2,292,955)	$ (2,152,668)	$ (2,001,687)